Revenues	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues
4.	Revenues
The following table presents the Company’s revenues disaggregated by revenue category. All revenues were generated in the PRC.

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
On-demand delivery solution services	2,027,351	2,536,818	3,828,956	600,847
Mobility solution services	28,176	31,587	110,168	17,287
Housekeeping services	262	12,405	79,735	12,512
Others	—	—	6,420	1,008

Total revenues	2,055,789	2,580,810	4,025,279	631,654